NET REVENUES (Tables)	6 Months Ended
Jun. 30, 2022
NET REVENUES
Schedule of net revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

	U.S dollars in thousands		U.S dollars in thousands
Licensing revenues	—	—	2,000	—
Movantik® revenues	16,125	19,212	25,456	38,113
Sales of other products	2,221	2,290	3,994	3,964
	18,346	21,502	31,450	42,077